AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 24, 2023.

No. 333-221046

No. 811-23304

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 159	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 160	☒

Invesco Exchange-Traded Self-Indexed Fund Trust

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Adam Henkel, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601	Eric S. Purple Stradley Ronon Stevens & Young LLP 2000 K Street, NW, Suite 700
Chicago, Illinois 60606	Washington, DC 20006

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on September 6, 2023 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)

☐	on [date] pursuant to paragraph (a)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 159 (the “Amendment”) to the Registration Statement on Form N-1A for Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating September 6, 2023, as the new effective date for Post-Effective Amendment No. 155 to the Trust’s Registration Statement, which was filed on June 13, 2023 pursuant to Rule 485(a) under the Securities Act. This Amendment relates solely to Invesco BulletShares 2031 High Yield Corporate Bond ETF, Invesco BulletShares 2033 Corporate Bond ETF and Invesco BulletShares 2033 Municipal Bond ETF, each a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 155 to the Trust’s Registration Statement, which was filed on June 13, 2023.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 24th day of August, 2023.

Invesco Exchange-Traded Self-Indexed Fund Trust

By:	/s/ Anna Paglia
Anna Paglia

Title:	President and Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Anna Paglia	President and Trustee	August 24, 2023
Anna Paglia

/s/ Kelli Gallegos	Treasurer	August 24, 2023
Kelli Gallegos

/s/ Adam Henkel	Secretary	August 24, 2023
Adam Henkel

*/s/ Ronn R. Bagge	Vice Chairman and Trustee	August 24, 2023
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	August 24, 2023
Todd J. Barre

*/s/ Edmund P. Giambastiani, Jr.	Trustee	August 24, 2023
Edmund P. Giambastiani, Jr.

*/s/ Victoria J. Herget	Trustee	August 24, 2023
Victoria J. Herget

*/s/ Marc M. Kole	Trustee	August 24, 2023
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	August 24, 2023
Yung Bong Lim

*/s/ Joanne Pace	Trustee	August 24, 2023
Joanne Pace

*/s/ Gary R. Wicker	Trustee	August 24, 2023
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	August 24, 2023
Donald H. Wilson

*By: /s/ Adam Henkel		August 24, 2023
Adam Henkel

Attorney-In-Fact

* Adam Henkel signs pursuant to powers of attorney filed with Post-Effective Amendment No. 89 to the Trust’s Registration Statement and incorporated by reference herein.